Equity - Summary of Basic and Diluted Earnings Per Share (Details) - CAD ($) $ / shares in Units, shares in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Equity [abstract]
Profit (loss) from continuing operations attributable to shareholders of the company	$ 1,401	$ (467)
Shareholders of the company	0	873
Profit attributable to shareholders of the company	$ 1,401	$ 406
Weighted average shares outstanding (in shares)	493,778	516,011
Dilutive effect of share options (in shares)	1,574	4,031
Weighted average diluted shares outstanding (in shares)	495,352	520,042
Earnings (loss) per share from continuing operations
Basic (in dollars per share)	$ 2.84	$ (0.90)
Diluted (in dollars per share)	2.83	(0.90)
Earnings per share from discontinued operations
Basic (in dollars per share)	0	1.69
Diluted (in dollars per share)	0	1.68
Basic earnings per share (in dollars per share)	2.84	0.79
Diluted earnings per share (in dollars per share)	$ 2.83	$ 0.78